Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Non-current liabilities
Non-current portion of non-current borrowings	$ 13,895	$ 216,818
Lease liabilities	10,777	12,969
Current liabilities
Current borrowings and current portion of non-current borrowings	222,142	4,806
Current portion of lease liabilities	4,582	3,689
Current portion of convertible notes	216,075	0
Secured bank loans [Member]
Non-current liabilities
Non-current portion of non-current borrowings	3,118	2,609
Current liabilities
Current borrowings and current portion of non-current borrowings	1,485	1,117
Convertible notes [Member]
Non-current liabilities
Convertible notes	$ 0	$ 201,240